FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Total losses	$ 5,207	¥ 33,731	¥ 2,605
Total losses	3,570	23,125
Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Total losses	$ 3,570	23,125
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		4,540
Total losses		¥ (23,125)
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used
Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used
Nonrecurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		¥ 4,540
Recurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative liability		688
Total losses		¥ (33,731)
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative liability
Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative liability		¥ 688
Recurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative liability